Form N-1A Supplement	Jan. 09, 2026
ERShares Global Entrepreneurs
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	ERSHARES GLOBAL ENTREPRENEURS (the “Fund”) Supplement dated January 9, 2026 to the Prospectus dated October 28, 2025, as supplemented